CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents consist of
Cash	$ 136.0	$ 5.1	$ 20.2
Cash equivalents	1.3	8.9	0.8
Total cash and cash equivalents	$ 137.3	$ 14.0	$ 21.0